Valued Advisers Trust

BRC Large Cap Focus Equity Fund

Institutional Class Shares (BRCIX)

Advisor Class Shares (BRCFX)

Supplement dated October 6, 2014

To the Fund's Prospectus dated February 28, 2014

Diversification Status

The Board of Trustees approved a request by BRC Investment Management, LLC, the investment adviser to the BRC Large Cap Focus Equity Fund (the "Fund"), to re-classify the Fund from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. In other words, a diversified fund will generally hold a greater number of securities than a non-diversified fund.

Effective immediately, the Fund's prospectus is hereby revised as follows:

The risk entitled "Non-Diversification Risk" under the section entitled "Principal Risks" is hereby deleted in its entirety.

All other references to the Fund as being non-diversified are hereby deleted.

Expense Limitation Agreement

The Fund's investment adviser has contractually agreed to extend the term of the Fund's Expense Limitation Agreement. The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2018, so that the Total Annual Fund Operating Expenses does not exceed 0.55%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, "acquired fund fees and expenses," and expenses that the Fund has incurred but did not actually pay because of an expense offset or brokerage/service arrangements. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This waiver can be terminated only by, or with the consent of, the Board of Trustees.